Long-term Debt - Schedule of Long-Term Debt (Detail) $ in Thousands	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Feb. 28, 2020 USD ($)
Debt Instrument [Line Items]
Carrying amount, gross	$ 4,345,500	$ 3,748,100
Deferred financing fees	(57,600)	(44,900)
Long-term debt	4,282,800	3,566,100
Current portion of long-term debt	(551,000)	(332,100)
Long-term debt (note 13)	$ 3,731,800	3,234,000
Number of vessels secured by first-priority mortgages | vessel	65
Line of Credit
Debt Instrument [Line Items]
Number of vessels secured by first-priority mortgages | vessel	52
Line of Credit | Revolving Credit Facilities
Debt Instrument [Line Items]
Carrying amount, gross	$ 0	283,000	$ 50,000
Line of Credit | Term Loan Credit Facility
Debt Instrument [Line Items]
Carrying amount, gross	2,341,800	2,583,800	$ 135,000
Long-term debt	2,341,800
Term Loan Credit Facility
Debt Instrument [Line Items]
Fair value adjustment on term loan credit facilities	0	(100)
Senior Unsecured Notes
Debt Instrument [Line Items]
Carrying amount, gross	1,302,400	80,000
Fairfax Notes
Debt Instrument [Line Items]
Carrying amount, gross	0	600,000
Debt discount on notes	0	(130,900)
Senior Unsecured Exchangeable Notes
Debt Instrument [Line Items]
Carrying amount, gross	201,300	201,300
Debt discount on notes	(5,100)	(6,100)
Senior Secured Notes
Debt Instrument [Line Items]
Carrying amount, gross	$ 500,000	$ 0